Investment in partnership - Income Statement Financial Data (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Revenues	CAD 292,557	CAD 213,180
Gross profit (i)	39,647	32,343
Income (loss) before income taxes	6,468	(494)
Net loss and comprehensive loss(ii)	5,264	(445)
Partnership Interest
Schedule of Equity Method Investments [Line Items]
Revenues	4,310	0
Gross profit (i)	3,908	0
Income (loss) before income taxes	(401)	0
Net loss and comprehensive loss(ii)	CAD (401)	CAD 0